CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 2,840,807	$ 400,119	¥ 1,589,161
Short-term investments	751,794	105,888	157,808
Accounts receivable, net of allowance of RMB19,468 and RMB32,298 as of December 31, 2022 and 2023, respectively	162,101	22,831	132,699
Prepayments and other current assets	251,900	35,480	133,901
Amounts due from related parties	¥ 115,900	$ 16,324	¥ 53,630
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Inventories	¥ 119,078	$ 16,772	¥ 57,460
Total current assets	4,241,580	597,414	2,124,659
Non-current assets
Restricted cash	946	133	946
Contract costs	98,220	13,834	67,270
Property and equipment, net	266,120	37,482	360,300
Operating lease right-of-use assets	1,712,580	241,212	1,932,000
Intangible assets, net	4,247	598	5,537
Goodwill	17,446	2,457	17,446
Other assets	100,939	14,218	141,335
Deferred tax assets	144,947	20,415	112,533
Total non-current assets	2,345,445	330,349	2,637,367
Total assets	6,587,025	927,763	4,762,026
Current liabilities
Operating lease liabilities, current	295,721	41,651	319,598
Accounts payable	594,545	83,741	184,901
Deferred revenue, current	406,066	57,193	202,996
Salary and welfare payable	189,823	26,736	103,539
Accrued expenses and other payables	684,391	96,394	330,282
Income taxes payable	136,201	19,184	31,336
Short-term borrowings	70,000	9,859	142,828
Current portion of long-term borrowings			29,130
Amounts due to related parties	¥ 1,104	$ 155	¥ 3,004
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Total current liabilities	¥ 2,377,851	$ 334,913	¥ 1,347,614
Non-current liabilities
Operating lease liabilities, non-current	1,583,178	222,986	1,805,402
Deferred revenue, non-current	369,455	52,037	277,841
Long-term borrowings, non-current portion	2,000	282	2,000
Other non-current liabilities	194,452	27,388	141,763
Total non-current liabilities	2,149,085	302,693	2,227,006
Total liabilities	4,526,936	637,606	3,574,620
Shareholders' equity
Additional paid in capital	1,555,773	219,126	1,286,189
Retained earnings (accumulated deficit)	507,226	71,441	(78,304)
Accumulated other comprehensive income (loss)	4,769	672	(10,865)
Total equity attributable to shareholders of the Company	2,068,068	291,281	1,197,305
Non-controlling interests	(7,979)	(1,124)	(9,899)
Total shareholders' equity	2,060,089	290,157	1,187,406
Commitments and contingencies
Total liabilities and shareholders' equity	6,587,025	927,763	4,762,026
Class A ordinary shares
Shareholders' equity
Ordinary shares	244	34	229
Class B ordinary shares
Shareholders' equity
Ordinary shares	¥ 56	$ 8	¥ 56